Net Loss per Share Attributable to Common Stockholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Net Loss per Share Attributable to Common Stockholders
Schedule of basic and diluted loss per share attributable to common stockholders

The following table presents the calculation of basic and diluted net loss per share:

	Three months ended		Nine months ended
	September 30,		September 30,
	2022	2021	2022	2021
Numerator:
Net loss attributable to common stockholders	$(3,439,892)	$(3,035,904)	$(8,054,240)	$(7,033,821)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders	23,467,324	19,358,016	23,163,414	18,847,797

Net loss per share attributable to common stockholders	$(0.15)	$(0.16)	$(0.35)	$(0.37)

The following table presents the calculation of basic and diluted net loss per share:

	For the years ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(9,057,163)	$(10,683,561)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders	18,837,358	11,817,775

Net loss per share attributable to common stockholders	$(0.48)	$(0.90)

Schedule of Anti-Dilutive shares for computation of diluted net loss per share attributable to common stockholders

The following potentially dilutive securities were excluded from the computation of diluted net loss per share calculations for the periods presented because the impact of including them would have been anti-dilutive:

	September 30,	September 30,
	2022	2021
Options, RSUs, and grants	3,663,719	2,701,098
Warrants	8,380,286	7,274,108
Total dilutive securities	12,044,005	9,975,206

The following potentially dilutive securities were excluded from the computation of diluted net loss per share calculations for the years ended December 31, 2021 and 2020 because the impact of including them would have been anti-dilutive:

	For the years ended December 31,
	2021	2020
Options, RSUs, and grants	2,777,904	1,757,019
Warrants	8,645,463	7,440,332
Total	11,423,367	9,197,351